Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Transactions With Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties

  Altair Travel Agency S.A (“Altair”): Effective March 1, 2013 the Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses payable to Altair for the years ended December 31, 2015, 2014 and 2013, were $1,120, $1,007 and $971 respectively, and are included in Vessels and other vessels' costs, in Operating expenses, in General and administrative expenses and in Loss on vessel's sale in the accompanying consolidated financial statements. As at December 31, 2015 and 2014, an amount of $17 and $79, respectively, was payable to Altair and is included in Due to related parties, current in the accompanying consolidated balance sheets.

  Diana Enterprises Inc. (“Diana Enterprises” or “DEI”): Diana Enterprises is a company controlled by the Company's CEO and Chairman and has entered into an agreement with DCI to provide brokerage services for a monthly fee of $121 until March 31, 2015, payable quarterly in advance. The agreement was renewed on April 1, 2015 for a further twelve months, with substantially similar fees and payment terms to the former agreement. For the years ended December 31, 2015, 2014 and 2013, total brokerage fees, amounted to $1,451, $1,450 and $1,425 respectively, and are included in General and administrative expenses in the accompanying consolidated statements of operations. As at December 31, 2015 and 2014, there was no amount due from or due to Diana Enterprises.

  Diana Shipping Inc. (“DSI”): On May 20, 2013, the Company, through its subsidiary Eluk Shipping Company Inc., entered into an unsecured loan agreement of up to $50,000 with Diana Shipping Inc., one of the Company's major shareholders, to be used to fund vessel acquisitions and for general corporate purposes. The loan is guaranteed by the Company and, until the amendment discussed below, it bore interest at a rate of LIBOR plus a margin of 5.0% per annum and a fee of 1.25% per annum (“back-end fee”) on any amounts repaid upon any repayment or voluntary prepayment dates. In August 2013, the full amount was drawn down under the loan agreement which was repayable on August 20, 2017.

On September 9, 2015, and in relation with the RBS refinance discussed in Note 7, the loan agreement with DSI was amended. The new loan agreement is extended until March 15, 2022, provides for annual repayments of $5,000, plus a balloon instalment at the final maturity date, and bears interest at LIBOR plus margin of 3.0% per annum. The Company also agreed to pay at the date of the amendment the accumulated back-end fee, amounting to $1,302, and that no additional back-end fee will be charged thereafter. Furthermore, the Company agreed that it will pay at the final maturity date a flat fee of $200.

For 2015, 2014 and 2013, interest and back-end fee expense incurred under the loan agreement with DSI amounted to $2,745, $3,247 and $1,195, respectively, and is included in Interest and finance costs in the accompanying consolidated statements of operations. As at December 31, 2015, the flat fee of $200 is included in Related party financing, non-current, in the accompanying consolidated balance sheets and in Interest and finance costs in the accompanying consolidated statements of operations. Accrued interest as of December 31, 2015 and 2014 amounted to $103 and $57, respectively, and is included in Due to related parties, current, while accrued back-end fee as of December 31, 2014 amounted to $867, and is included in Related party financing, non-current, in the accompanying consolidated balance sheets.

As of December 31, 2015, the repayment schedule of the loan is as follows:

Period	Principal Repayment
January 1, 2016 to December 31, 2016	$5,000
January 1, 2017 to December 31, 2017	5,000
January 1, 2018 to December 31, 2018	5,000
January 1, 2019 to December 31, 2019	5,000
January 1, 2020 to December 31, 2020	5,000
January 1, 2021 and thereafter	23,750
Total	$48,750